VANECK OIL SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 99.9%
Bermuda : 4.0%
Valaris Ltd. (USD) * † 949,785 $ 93,116,921
Underline
Netherlands : 5.3%
Core Laboratories, Inc.
(USD) † 365,034 6,128,921
Tenaris SA (ADR) † 2,031,605 118,198,779
124,327,700
Switzerland : 4.5%
Transocean Ltd. (USD) * 15,769,241 104,550,068
Underline
United Kingdom : 6.4%
TechnipFMC PLC (USD) 2,147,798 148,477,276
Underline
United States : 79.7%
Baker Hughes Co. 4,463,555 272,500,033
Cactus, Inc. † 1,176,732 55,741,795
Expro Group Holdings NV * † 1,401,499 24,400,097
Halliburton Co. 4,211,201 164,194,727
Helix Energy Solutions
Group, Inc. * 2,680,611 26,511,243
Helmerich & Payne, Inc. 1,705,317 61,442,571
Innovex International, Inc. *
† 813,014 19,829,411
Liberty Energy, Inc. 2,858,399 82,321,891
Nabors Industries Ltd. * † 242,384 20,859,567
Noble Corp. PLC † 2,195,101 107,713,606
NOV, Inc. 4,137,170 77,820,168
Number
of Shares Value
United States (continued)
Oceaneering International,
Inc. * 1,781,017 $ 63,172,673
Patterson-UTI Energy, Inc. 7,120,355 77,113,445
ProPetro Holding Corp. * 2,391,512 34,461,688
RPC, Inc. † 2,854,524 20,210,030
Select Water Solutions, Inc. † 2,471,539 37,814,547
SLB Ltd. 9,180,810 471,801,826
Solaris Energy Infrastructure,
Inc. † 1,234,333 69,752,158
Tidewater, Inc. * † 749,502 62,620,892
Weatherford International
PLC 1,073,514 101,532,954
1,851,815,322
Total Common Stocks
(Cost: $2,219,420,303) 2,322,287,287
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.7%
Money Market Fund: 0.7%
(Cost: $15,350,832)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 15,350,832 15,350,832
Total Investments: 100.6%
(Cost: $2,234,771,135) 2,337,638,119
Liabilities in excess of other assets: (0.6)% (13,833,217)
NET ASSETS: 100.0% $ 2,323,804,902
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $318,964,725.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 2,322,287,287 $ — $ — $ 2,322,287,287
Money Market Fund 15,350,832 — — 15,350,832
Total Investments $ 2,337,638,119 $ — $ — $ 2,337,638,119